Derivative Instruments Accounted for at Fair Value	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments Accounted for at Fair Value
3. Derivative Instruments Accounted for at Fair Value

The Company uses derivative instruments in accordance with its overall risk management policy to mitigate our risk of unfavorable fluctuations in foreign exchange and interest rate movements.

The Company held no derivatives designated as hedges as of December 31, 2023, and 2022.

Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. The fair value accounting standard establishes a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.
Interest Rate risk

In July 2020, the Company entered into floating-to-fixed interest rate swap agreements with ING Capital Markets LLC (“ING”) and Societe Generale (“SocGen”) with a termination date of December 31, 2025, to run concurrently with the Terminal Facility. Under these agreements, the notional amounts of the swaps are 80% of the amounts drawn under the Terminal Facility. The interest rate receivable by the Company under these interest rate swap agreements is 3-month SOFR, calculated on a 360-day year basis, which resets every three months in line with the dates of interest payments on the Terminal Facility. The interest rate payable by the Company under these interest rate swap agreements is 0.369% and 0.3615% per annum to ING and SocGen respectively.

The Company also has a number of existing vessel loan facilities with associated fixed interest rate swaps. These fixed interest rate swaps are entered into with the financial institutions which were lenders on the loan facilities, being: Banco Santander Chile SA and Deutsche Bank AG London. The fixed interest rate swaps cover 70% and 30% respectively of the notional value of the outstanding loan amounts in each tranche. The interest rate receivable by the Company under these interest rate swap agreements is SOFR, calculated on a 360-day year basis, which resets every three to six months in line with the dates of interest payments on the Term Loan Facilities. The interest rate payable by the Company under these interest rate swap agreements is in the range between 1.296% and 2.137% per annum.

All interest rate swaps above are remeasured to fair value at each reporting date and have been categorized as level two on the fair value measurement hierarchy. The remeasurement to fair value has no impact on the cash flows at the reporting date. There is no requirement for cash collateral to be placed with the swap providers under these swap agreements and there is no effect on restricted cash as of December 31, 2023 and December 31, 2022.

The fair value of these non-designated derivative instruments is presented as a non-current asset in the Company’s consolidated balance sheet and the change in fair value is presented in the consolidated statement of operations. As of December 31, 2023, the interest rate swaps had a fair value asset of $14.7 million (December 31, 2022, a fair value asset of $22.0 million) and resulted in unrealized loss of $7.3 million (December 31, 2022, an unrealized gain of $25.1 million and December 31, 2021, an unrealized gain of $0.8 million) on the combined fair value of the swaps for the year ended December 31, 2023.
Foreign Currency Exchange Rate risk

All foreign currency-denominated monetary assets and liabilities are revalued and are reported in the Company’s functional currency based on the prevailing exchange rate at the end of the period. These foreign currency transactions fluctuate based on the strength of the U.S. Dollar. The remeasurement of all foreign currency-denominated monetary assets and liabilities at each reporting date results in unrealized foreign currency exchange differences but do not impact our cash flows.

The fair value of any non-designated derivative instrument is presented in the Company’s consolidated balance sheet and the change in fair value during the year is presented in the consolidated statement of operations.

Credit risk

The Company is exposed to credit losses in the event of non-performance by the counterparties to the interest rate swap agreements. As of December 31, 2023, the Company is exposed to credit risk as the interest rate swaps were in an asset position from the perspective of the Company. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are reputable financial institutions, highly rated by a recognized rating agency.

The fair value of our interest rate swap agreements is the estimated amount that we would pay / receive to sell or transfer the swap at the reporting date, taking into account current interest rates and the current credit worthiness of the swap counterparties. The estimated amount is the present value of future cash flows, adjusted for credit risk. The Company transacts all of these derivative instruments through investment-grade rated financial institutions at the time of the transaction. The amount recorded as a derivative asset or liability could vary by a material amount in the near term if credit markets are volatile or if credit risk were to change significantly.

The fair value of our interest rate swap agreements at the end of each period is most significantly affected by the interest rate implied by the benchmark interest yield curve, including its relative steepness. Interest rates and foreign exchange rates have experienced significant volatility in recent years in both the short and long term. While the fair value of our swap agreements is typically more sensitive to changes in short-term rates, significant changes in long-term benchmark interest, foreign exchange rates and the credit risk of the counterparties or the Company also materially impact the fair values of our swap agreements.

The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023, and 2022.

		December 31, 2022	December 31, 2023
Fair Value Hierarchy	Fair Value Hierarchy Level	Fair Value Asset	Fair Value Asset
		(in thousands)
Interest rate swap agreements assets	Level 2	$21,955	$14,674